SEGMENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Segment Reporting [Abstract]
SEGMENTS

12. SEGMENTS

The Company’s reportable segments consist of three types of real estate properties for which the Company’s decision-makers internally evaluate operating performance and financial results: Office/Industrial Properties, Model Home Properties and Retail Properties. The Company also has certain corporate-level activities including accounting, finance, legal administration, and management information systems which are not considered separate operating segments. There is no material inter-segment activity.

The Company evaluates the performance of its segments based upon net operating income (“NOI”), which is a non-GAAP supplemental financial measure. The Company defines NOI for its segments as operating revenues (rental income, tenant reimbursements and other operating income) less property and related expenses (property operating expenses, real estate taxes, insurance, asset management fees, impairments and provision for bad debt). NOI excludes certain items that are not considered to be controllable in connection with the management of an asset such as non-property income and expenses, depreciation and amortization, real estate acquisition fees and expenses and corporate general and administrative expenses. The Company uses NOI to evaluate the operating performance of the Company’s real estate investments and to make decisions regarding allocation of resources.

The following tables compare the Company’s segment activity to its results of operations and financial position as of and for the three and nine months ended September 30, 2021 and September 30, 2020:

	Three Months Ended September 30,		For the Nine Months Ended September 30,
	2021	2020	2021	2020
Office/Industrial Properties:
Rental, fees and other income	$2,888,361	$4,098,892	$10,149,013	$13,334,595
Property and related expenses	(1,171,387)	(1,813,950)	(4,288,142)	(5,539,320)
Net operating income, as defined	1,716,974	2,284,942	5,860,871	7,795,275
Model Home Properties:
Rental, fees and other income	739,558	1,058,329	2,528,748	3,268,074
Property and related expenses	(25,804)	(58,897)	(106,304)	(160,688)
Net operating income, as defined	713,754	999,432	2,422,444	3,107,386
Retail Properties:
Rental, fees and other income	748,312	548,392	2,213,808	2,305,412
Property and related expenses	(217,379)	(277,820)	(644,862)	(1,729,171)
Net operating (loss) income, as defined	530,933	270,572	1,568,946	576,241
Reconciliation to net loss:
Total net operating income, as defined, for reportable segments	2,961,661	3,554,946	9,852,261	11,478,902
General and administrative expenses	(1,479,261)	(1,366,380)	(4,361,297)	(3,996,696)
Depreciation and amortization	(1,306,874)	(1,626,917)	(4,104,018)	(4,823,673)
Interest expense	(1,030,883)	(2,143,960)	(3,822,313)	(6,971,162)
Gain on extinguishment of government debt	—	—	10,000	—
Other income (expense), net	(13,886)	(12,270)	(67,329)	(10,865)
Income tax expense	(182,607)	(122,602)	(471,506)	(257,602)
Gain (loss) on sale of real estate	627,322	332,715	2,060,336	656,975
Net income (loss)	$(424,528)	$(1,384,468)	$(903,866)	$(3,924,121)

	September 30,	December 31,
Assets by Reportable Segment:	2021	2020
Office/Industrial Properties:
Land, buildings and improvements, net (1)	$70,110,480	$99,120,649
Total assets (2)	$67,689,503	$100,046,782
Model Home Properties:
Land, buildings and improvements, net (1)	$29,954,760	$42,509,596
Total assets (2)	$28,972,715	$42,246,022
Retail Properties:
Land, buildings and improvements, net (1)	$25,774,657	$24,555,371
Total assets (2)	$27,471,065	$26,108,109
Reconciliation to Total Assets:
Total assets for reportable segments	$124,133,283	$168,400,913
Other unallocated assets:
Cash, cash equivalents and restricted cash	19,428,488	2,149,088
Other assets, net	18,272,856	15,018,615
Total Assets	$161,834,627	$185,568,616

(1)	Includes lease intangibles and the land purchase option related to property acquisitions.

(2)	Includes land, buildings and improvements, cash, cash equivalents, and restricted cash, current receivables, deferred rent receivables and deferred leasing costs and other related intangible assets, all shown on a net basis.

	For the Nine Months Ended September 30,
Capital Expenditures by Reportable Segment	2021	2020
Office/Industrial Properties:
Capital expenditures and tenant improvements	$1,054,202	$2,501,075
Model Home Properties:
Acquisition of operating properties	2,851,800	8,996,248
Retail Properties:
Acquisition of operating properties	4,906,266
Capital expenditures and tenant improvements	67,849	9,077
Totals:
Acquisition of operating properties, net	7,758,066	8,996,248
Capital expenditures and tenant improvements	1,122,051	2,510,152
Total real estate investments	$8,880,117	$11,506,400

13. SEGMENTS

The Company’s reportable segments consist of the three types of commercial real estate properties for which the Company’s decision-makers internally evaluate operating performance and financial results: Office/Industrial Properties, Model Homes and Retail Properties. The Company also has certain corporate level activities including accounting, finance, legal administration and management information systems which are not considered separate operating segments. The accounting policies of the reportable segments are the same as those described in Note 2. There is no significant intersegment activity.

The Company evaluates the performance of its segments based upon net operating income (“NOI”), which is a non-GAAP supplemental financial measure. The Company defines NOI for its segments as operating revenues (rental income, tenant reimbursements and other operating income) less property and related expenses (property operating expenses, real estate taxes, insurance, asset management fees, impairments and provision for bad debt) excluding interest expense. NOI excludes certain items that are not considered to be controllable in connection with the management of an asset such as non-property income and expenses, depreciation and amortization, real estate acquisition fees and expenses and corporate general and administrative expenses. The Company uses NOI to evaluate the operating performance of the Company’s real estate investments and to make decisions about resource allocations.

The following tables reconcile the Company’s segment activity to its results of operations and financial position as of and for the years ended December 31, 2020 and 2019, respectively.

	For the Year Ended December 31,
	2020	2019
Office/Industrial Properties:
Rental, fees and other income	$17,580,472	$21,490,215
Property and related expenses	(7,977,561)	(9,317,720)
Net operating income, as defined	9,602,911	12,172,495
Model Home Properties:
Rental, fees and other income	4,251,980	4,194,489
Property and related expenses	(202,667)	(193,367)
Net operating income, as defined	4,049,313	4,001,122
Retail Properties:
Rental, fees and other income	2,971,125	2,956,407
Property and related expenses	(2,368,906)	(899,487)
Net operating income, as defined	602,219	2,056,920
Reconciliation to net loss:
Total net operating income, as defined, for reportable segments	14,254,443	18,230,537
General and administrative expenses	(5,751,754)	(5,268,315)
Depreciation and amortization	(6,274,321)	(7,364,688)
Interest expense	(8,813,067)	(10,649,646)
Deferred offering costs	(530,639)	—
Other income (expense), net	(20,636)	117,037
Income tax expense	(370,884)	(611,263)
Gain on sale of real estate	1,245,460	6,319,272
Net loss	$(6,261,398)	$772,934

	December 31,	December 31,
Assets by Reportable Segment:	2020	2019
Office/Industrial Properties:
Land, buildings and improvements, net (1)	$99,120,649	$126,421,648
Total assets (2)	$100,046,782	$131,180,612
Model Home Properties:
Land, buildings and improvements, net (1)	$42,509,596	$48,466,371
Total assets (2)	$42,246,022	$51,389,400
Retail Properties:
Land, buildings and improvements, net (1)	$24,555,371	$25,318,601
Total assets (2)	$26,108,109	$26,588,254

Reconciliation to Total Assets:
Total assets for reportable segments	$168,400,913	$209,158,266
Other unallocated assets:
Cash, cash equivalents and restricted cash	2,149,088	1,591,041
Other assets, net	15,018,615	10,035,101
Total Assets	$185,568,616	$220,784,408

(1)	Includes lease intangibles and the land purchase option related to property acquisitions.

(2)	Includes land, buildings and improvements, current receivables, deferred rent receivables and deferred leasing costs and other related intangible assets, all shown on a net basis.

	For the Year Ended December 31,
Capital Expenditures by Reportable Segment	2020	2019
Office/Industrial Properties:
Capital expenditures and tenant improvements	$2,825,168	$6,373,464
Model Home Properties:
Acquisition of operating properties	10,161,613	13,037,562
Retail Properties:
Capital expenditures and tenant improvements	9,205	20,247
Totals:
Acquisition of operating properties, net	10,161,613	13,037,562
Capital expenditures and tenant improvements	2,834,373	6,393,711
Total real estate investments	$12,995,986	$19,431,273